Parent Company Only Condensed Financial Information	12 Months Ended
Oct. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 13 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of October 31, 2024, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of October 31,
	2024	2023
ASSETS
Cash and cash equivalents	$15,725	$76,524
Other receivables and other current assets	-	1,275,000
Due from related parties	63,579,748	12,782,339
TOTAL CURRENT ASSETS	63,595,473	14,133,863
TOTAL ASSETS	63,595,473	14,133,863

LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	$1,630	$4,232
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	55,176,285	9,830,315
TOTAL CURRENT LIABILITIES	$55,177,915	$9,834,547
TOTAL LIABILITIES	55,177,915	9,834,547

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 11,011,389 and 312,739 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	21,472	73,181
Additional paid-in capital	86,169,229	23,402,322
Statutory reserve	891,439	891,439
Accumulated deficit	(77,793,056)	(18,613,357)
Accumulated other comprehensive loss	(871,526)	(1,454,269)
TOTAL SHAREHOLDERS’ EQUITY	8,417,558	4,299,316
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$63,595,473	$14,133,863

Condensed Statements of Income

	For the years ended October 31,
	2024	2023	2022

Selling and marketing expense	$-	$1,673,100	$-
General and administrative expenses	13,751,113	1,984,035	3,201,282
Interest income	(127)	(3,407)	(1,886)
Interest expense	-	262,774	1,337,159
Loss from operation	13,750,986	3,916,502	4,536,555
Other income:
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(45,381,937)	(5,472,046)	(12,265,095)

Loss before income tax expense	(59,132,923)	(9,388,548)	(16,801,650)
Income tax expense	-	-	-
Net loss	$(59,132,923)	$(9,388,548)	$(16,801,650)
Other Comprehensive loss
Foreign currency translation income (loss)	498,207	(405,772)	(1,615,914)
Total comprehensive losses	$(58,634,716)	$(9,794,320)	$(18,417,564)

Condensed Statements of Cash Flows

	For the years ended October 31,
	2024	2023	2022

Net cash provided by (used in) operating activities	$379,214	$(2,288,775)	$(3,139,396)
Net cash used in investing activities	(50,797,409)	(1,903,746)	(2,525,388)
Net cash provided by financing activities	50,357,396	2,268,599	3,734,926
Effect of exchange rate changes
Net decrease in cash and cash equivalents and restricted cash	(60,799)	(1,923,922)	(1,929,857)
Cash and cash equivalents and restricted cash, at beginning of year	76,524	2,000,446	3,930,303
Cash and cash equivalents and restricted cash, at end of year	15,725	76,524	2,000,446